Share-based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding, Beginning Balance	2,499,161	2,192,161	1,687,250
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 0.42	$ 0.42	$ 0.42
Number of Options, Granted		331,000	593,036
Number of Options, Forfeited/expired	(62,500)	(24,000)	(88,125)
Number of Options Outstanding, Ending Balance	2,436,661	2,499,161	2,192,161	1,687,250
Number of Options, Exercisable	2,149,931
Weighted Average Exercise Price, Granted	$ 0.42	$ 0.42	$ 0.42
Weighted Average Exercise Price, Forfeited/expired	0.42	0.42	0.42
Weighted Average Exercise Price Outstanding, Ending Balance	0.42	$ 0.42	$ 0.42	$ 0.42
Weighted Average Exercise Price Exercisable	$ 0.42
Weighted Average Remaining Contractual Life, Outstanding	6 years 2 months 27 days	7 years 3 months 11 days	7 years 11 months 23 days	8 years 5 months 1 day
Weighted Average Remaining Contractual Life, Exercisable	5 years 10 months 28 days
Aggregate Intrinsic Value Outstanding	$ 34,423	$ 28,540	$ 16,471	$ 3,937
Aggregate Intrinsic Value Exercisable	$ 28,709